Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Provisions

Restated			Undrawn contractually committed facilities and guarantees[a]		Legal, competition and regulatory matters	Sundry provisions	Total[b]
	Onerous contracts	Redundancy and restructuring		Customer redress[b]
	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2021	28	158	1,064	497	268	289	2,304
Additions	6	316	124	408	72	198	1,124
Amounts utilised	(11)	(82)	—	(318)	(62)	(140)	(613)
Unused amounts reversed	(18)	(25)	(638)	(54)	(44)	(101)	(880)
Exchange and other movements	—	(41)	(8)	(3)	(8)	33	(27)
As at 31 December 2021[b]	5	326	542	530	226	279	1,908
Note
a    Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9.
b    2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.